EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Plan assets	R$ 45,381	R$ 17,952
Total liabilities	1,470,444	1,356,717
Current	495	157
Non-current	1,469,949	1,356,560
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	45,381	17,952
Defined benefit pension plan
EMPLOYEE BENEFITS
Total liabilities	1,138,592	1,057,846
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	298,989	272,369
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 32,863	R$ 26,502